Summary of significant accounting policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥)	Dec. 30, 2016
Reclassifications
Accounts receivable	$ (2,515,398)		¥ (8,193,665)		¥ (17,464,408)
Loan receivables	1,828,880		3,698,488		12,697,915
Cash flows resulted from loan receivables that have been reclassified from operating activities to investing activities			3,507,873	¥ 274,885
Revision of previously issued financial statements
Net revenues	37,465,310	¥ 260,121,645	181,275,425	115,002,317
Share of results of equity investees	(401,173)	(2,785,343)	(2,852,677)
Net loss	$ (491,678)	¥ (3,413,724)	¥ (9,117,506)	¥ (4,996,358)
Net loss per share - basic | (per share)	$ (0.20)	¥ (1.36)	¥ (3.33)	¥ (5.35)
Net loss per share - diluted | (per share)	$ (0.20)	¥ (1.36)	¥ (3.33)	¥ (5.35)
Investment in equity investees	$ 2,194,300		¥ 8,713,219		15,235,020
Deferred revenues - current	175,986		983,721		1,221,865
Deferred revenues - non-current	310,649		2,556,345		2,156,835
Accumulated deficit	(3,148,545)		(18,420,834)		(21,860,345)
Accumulated other comprehensive income	222,295		554,826		1,543,393
Foreign currency translation
Total exchange gains/(losses)	(21,079)	¥ (146,354)	(57,395)	¥ (28,980)
Total foreign currency translation adjustments gain (loss)	135,909	¥ 943,616	954,787	¥ (121,612)
Convenience translation
Convenience translation rate (RMB to USD)						6.9430
Loan receivables, net
Loan receivables, net	1,828,880		3,698,488		12,697,915
Allowance for doubtful accounts			87,996		251,813
Construction in progress
Amount of construction in progress	$ 286,925		1,266,992		¥ 1,992,123
Reclassifications
Reclassifications
Accounts receivable			1,314,619
Loan receivables			1,314,619
Loan receivables, net
Loan receivables, net			1,314,619
As reported
Revision of previously issued financial statements
Net revenues			181,286,955
Share of results of equity investees			(3,134,283)
Net loss			¥ (9,387,582)
Net loss per share - basic | ¥ / shares			¥ (3.43)
Net loss per share - diluted | ¥ / shares			¥ (3.43)
Investment in equity investees			¥ 8,864,249
Deferred revenues - current			1,028,350
Deferred revenues - non-current			2,705,164
Accumulated deficit			(18,690,910)
Accumulated other comprehensive income			782,484
Revision
Revision of previously issued financial statements
Net revenues			(11,530)
Share of results of equity investees			281,606
Net loss			¥ 270,076
Net loss per share - basic | ¥ / shares			¥ 0.10
Net loss per share - diluted | ¥ / shares			¥ 0.10
Investment in equity investees			¥ (151,030)
Deferred revenues - current			(44,629)
Deferred revenues - non-current			(148,819)
Accumulated deficit			270,076
Accumulated other comprehensive income			¥ (227,658)
Minimum
Loan receivables, net
Loan periods extended range	1 day	1 day
Maximum
Loan receivables, net
Loan periods extended range	36 months	36 months
Electronic equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Office equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Vehicles
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Logistic and warehouse equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Leasehold improvement
Property, equipment and software, net
Estimated useful Lives (in Years)	Over the shorter of the expected life of leasehold improvements or the lease term	Over the shorter of the expected life of leasehold improvements or the lease term
Software | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Software | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building
Property, equipment and software, net
Estimated useful Lives (in Years)	40 years	40 years
Building improvement | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building improvement | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years